Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from executives and employees included in other current assets	$ 46,476	$ 46,361